employee future benefits	6 Months Ended
Jun. 30, 2021
employee future benefits
employee future benefits

15    employee future benefits

(a) Defined benefit pension plans – details

Expense

Our defined benefit pension plan expense was as follows:

Three-month periods ended June 30 (millions)	2021				2020
	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$26	$—	$—	$26	$23	$—	$—	$23
Past service cost	3	—	—	3	—	—	—	—
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	65	—	65	—	74	—	74
Return, including interest income, on plan assets [1]	—	(59)	(386)	(445)	—	(71)	(467)	(538)
Interest effect on asset ceiling limit	—	1	—	1	—	1	—	1
	—	7	(386)	(379)	—	4	(467)	(463)
Administrative fees	1	—	—	1	2	—	—	2

Re-measurements arising from:
Financial assumptions	—	—	231	231	—	—	1,396	1,396
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	16	16	—	—	(28)	(28)
	$30	$7	$(139)	$(102)	$25	$4	$901	$930

Six-month periods ended June 30 (millions)	2021				2020
	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$51	$—	$—	$51	$46	$—	$—	$46
Past service cost	3	—	—	3	3	—	—	3
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	130	—	130	—	148	—	148
Return, including interest income, on plan assets [1]	—	(119)	(237)	(356)	—	(142)	(32)	(174)
Interest effect on asset ceiling limit	—	2	—	2	—	2	—	2
	—	13	(237)	(224)	—	8	(32)	(24)
Administrative fees	2	—	—	2	3	—	—	3
Re-measurements arising from:
Financial assumptions	—	—	(864)	(864)	—	—	507	507
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	51	51	—	—	—	—
	$56	$13	$(1,050)	$(981)	$52	$8	$475	$535

1	The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

(b) Defined contribution plans – expense

Our total defined contribution pension plan costs recognized were as follows:

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Union pension plan and public service pension plan contributions	$6	$5	$10	$10
Other defined contribution pension plans	22	20	40	36
	$28	$25	$50	$46